Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other assets
Energy well equipment, net	$ 10.2	$ 12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs		1.9
Other assets	$ 10.7	$ 15.2